November 3, 2016

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- Dreyfus Global Infrastructure Fund

Supplement to Current Summary and Statutory Prospectuses

The following information supersedes and replaces any contrary information contained in "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the statutory prospectus:

Theodore W. Brooks III, CFA, is the fund's primary portfolio manager, a position he has held since May 2016.  Mr. Brooks is a portfolio manager with CenterSquare's global listed infrastructure securities group.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the statutory prospectus:

Theodore W. Brooks III, CFA, is the fund's primary portfolio manager.  Mr. Brooks has managed the fund since May 2016.  Mr. Brooks joined CenterSquare in 2014; prior thereto, he was a Director of Equity Research, Power & Utilities Group at Barclays Capital from 2005 until 2014.

4003STK1116

November 3, 2016

DREYFUS PREMIER INVESTMENT FUNDS, INC.

-Dreyfus Global Infrastructure Fund

Supplement to Statement of Additional Information dated

November 11, 2015, as revised or amended, December 31, 2015, February 1, 2016,

March 1, 2016, March 31, 2016, April 29, 2016, June 30, 2016, August 31, 2016

and September 30, 2016

Effective November 3, 2016, the following information supersedes and replaces any contrary information contained in the section of the fund's Statement of Additional Information entitled "Certain Portfolio Manager Information":

Maneesh Chhabria is no longer a portfolio manager of the Fund.

The following table lists the number and types of accounts (including the fund) advised by the fund's primary portfolio manager and assets under management in those accounts as of April 30, 2016.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Theodore W. Brooks	1	$24M	None	$24M	None	$24M

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Theodore W. Brooks	Other Accounts	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager as of April 30, 2016.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Theodore W. Brooks	DGLIF	None

GRP2-SAISTK-1116